Business Combination - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	May 20, 2022 INR (₨)	Apr. 11, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about business combination [line items]
Goodwill	₨ 246,989	₨ 139,127			$ 3,255	₨ 131,012
Transaction costs related to business acquisition		175
Top of range [member]
Disclosure of detailed information about business combination [line items]
Revenue from acquisition	802,835
Profit from acquisition	122,900
Material acquisitions [member]
Disclosure of detailed information about business combination [line items]
Total consideration		13,801
Cash and cash equivalents acquired		1,026
Trade receivables acquired		1,159
Goodwill	102,453	9,660
IVIA [Member]
Disclosure of detailed information about business combination [line items]
Total consideration		1,643
ETT [Member]
Disclosure of detailed information about business combination [line items]
Undiscounted Fair Value Of Contingent Consideration		215
Discounted Fair Value Of Contingent Consideration		196
ETT [Member] | Maximum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable		305
ETT [Member] | Minimum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable		₨ 0
ETT [Member] | Discounted cash flow [member] | Eighteen Months ending March 31 2022 [Member]
Disclosure of detailed information about business combination [line items]
Fair value of earn-out liability, percent		7.40%
Eximius [Member]
Disclosure of detailed information about business combination [line items]
Undiscounted Fair Value Of Contingent Consideration		₨ 1,695
Discounted Fair Value Of Contingent Consideration		1,637
Eximius [Member] | Maximum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable		1,738
Eximius [Member] | Minimum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable		₨ 0
Eximius [Member] | Discounted cash flow [member] | Two years ending March31 2023 [Member]
Disclosure of detailed information about business combination [line items]
Fair value of earn-out liability, percent		2.30%
IVIA Servicos de Informatica Ltda [Member]
Disclosure of detailed information about business combination [line items]
Undiscounted Fair Value Of Contingent Consideration		₨ 525
Discounted Fair Value Of Contingent Consideration		460
IVIA Servicos de Informatica Ltda [Member] | Maximum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable		746
IVIA Servicos de Informatica Ltda [Member] | Minimum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable		₨ 0
IVIA Servicos de Informatica Ltda [Member] | Discounted cash flow [member] | Three years ending September30 2023 [Member]
Disclosure of detailed information about business combination [line items]
Fair value of earn-out liability, percent		5.70%
Encore Theme Technologies Private Limited [Member]
Disclosure of detailed information about business combination [line items]
Total consideration		₨ 849
Eximius Design LLC and and Eximius Design India Private Limited [Member]
Disclosure of detailed information about business combination [line items]
Total consideration		6,041
4C NV and its subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Total consideration		5,268
CAPCO And Its Subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Total consideration	109,530
Cash and cash equivalents acquired	4,278
Goodwill	81,890
Revenue from acquisition	66,616
Profit from acquisition	4,336
Consideration in cash		109,530
Ampion Holdings Pty Ltd and Subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Total consideration	9,102
Cash and cash equivalents acquired	855
Goodwill	6,322
Consideration in cash		9,102
Edgile, LLC [Member]
Disclosure of detailed information about business combination [line items]
Total consideration	17,176
Cash and cash equivalents acquired	907
Goodwill	12,956
Undiscounted Fair Value Of Contingent Consideration	1,531
Discounted Fair Value Of Contingent Consideration	1,462
Consideration in cash		17,176
Edgile, LLC [Member] | Maximum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable	2,230
Edgile, LLC [Member] | Minimum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable	₨ 0
Edgile, LLC [Member] | Discounted cash flow [member] | Two years ending March31 2023 [Member]
Disclosure of detailed information about business combination [line items]
Fair value of earn-out liability, percent	2.90%				2.90%
LeanSwift Solutions Inc. and Subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Total consideration	₨ 1,606
Cash and cash equivalents acquired	139
Goodwill	1,285
Consideration in cash		₨ 1,606
Other Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Revenue from acquisition	6,114
Profit from acquisition	55
Convergence Acceleration Solutions, LLC [Member]
Disclosure of detailed information about business combination [line items]
Total consideration	5,584
Cash and cash equivalents acquired	127
Trade receivables acquired	453
Goodwill	3,416
Undiscounted Fair Value Of Contingent Consideration	1,804
Discounted Fair Value Of Contingent Consideration	1,662
Convergence Acceleration Solutions, LLC [Member] | IT Product [Member]
Disclosure of detailed information about business combination [line items]
Goodwill deductible for tax purposes	3,416
Convergence Acceleration Solutions, LLC [Member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Total consideration				₨ 5,584
Convergence Acceleration Solutions, LLC [Member] | Maximum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable	2,277
Convergence Acceleration Solutions, LLC [Member] | Minimum [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration payable	₨ 0
Rizing Intermediate Holdings Inc and its subsidiaries [Member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting interest acquired			100.00%
Consideration in cash			₨ 44,622
CAS Group [Member] | Discounted cash flow [member] | Three Years Ending March312023 [Member]
Disclosure of detailed information about business combination [line items]
Fair value of earn-out liability, percent	4.58%				4.58%